-------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                            600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  212-830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended October 31, 1996. The Fund had net assets of $151,786,977 and 1,790 active shareholders as of October 31, 1996.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,





\s\Steven W. Duff

Steven W. Duff
President


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1996

================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------


Other Tax Exempt Investments (30.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,732,000   Berkeley Heights, NJ BAN (b)                                   11/07/97      3.65%   $ 1,732,658
  2,408,000   Berkeley Heights, NJ BAN (b)                                   11/08/96      3.69      2,408,027
  2,008,300   Berkeley Township, NJ BAN (b)                                  07/14/97      3.95      2,013,351
  3,000,000   Borough of Fair Lawn, Bergen County, NJ BAN (b)                08/01/97      3.80      3,003,231
  2,000,000   Burlington County, NJ BAN (b)                                  06/13/97      3.75      2,005,317
  3,000,000   Hackensack, NJ BAN (b)                                         12/19/96      3.44      3,000,948
  2,059,500   Montgomery Township, County of Somerset, NJ BAN (b)            12/13/96      3.44      2,060,643
  2,000,000   New Jersey State Refunding Bonds - Series D                    02/15/97      3.40      2,005,605       Aa       AA+
  4,400,000   New Jersey State Transportation Trust Fund Authority
              (Trans System) - Series A
              FSA Insured                                                    06/15/97      3.61      4,410,474       Aaa      AAA
  3,700,000   New Providence Borough County of Union, New Jersey BAN (b)     05/09/97      3.70      3,709,215
  3,000,000   Ocean County, NJ BAN                                           06/20/97      3.80      3,007,310      MIG-1
  3,000,000   Princeton, NJ BAN                                              08/27/97      3.75      3,013,590       Aaa      AAA
  3,500,000   Township of Bloomfield, County of Essex, NJ BAN
              (Gen. Improvement & Water Utility Notes) (b)                   06/05/97      3.75      3,501,994
  1,995,350   Township of Hopewell, County of Mercer NJ BAN (b)              08/25/97      3.80      2,001,602
  3,055,000   Township of Nutley, NJ BAN (b)                                 07/31/97      3.96      3,060,464
  2,000,000   Township of Parsippany - Troy Hills BAN                        10/31/97      3.71      2,009,620      MIG-1
  3,000,000   Township of Parsippany - Troy Hills BAN                        11/01/96      4.00      3,000,000      MIG-1
-----------                                                                                        -----------
 45,858,150   Total Other Tax Exempt Investments                                                    45,944,049
-----------                                                                                        -----------

Other Variable Rate Demand Instruments (c) (59.53%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              Guaranteed By General Electric Credit Corp.                    07/01/26      3.50%   $ 4,900,000                A1+
  8,855,000   Clipper New Jersey Housing and Mortgage Finance
              Agency Home Buyer RB  - Series 1996                            10/01/21      3.55      8,855,000     VMIG-1
  1,500,000   Glouchester County, NJ PCFA (Monsanto Company Project)         12/01/22      3.45      1,500,000       P1       A1
  5,400,000   Mercer County, NJ Improvement Authority
              Pooled Government Loan Program Bond
              LOC Credit Suisse                                              11/01/98      3.15      5,400,000     VMIG-1    A1+
  4,100,000   New Jersey EDA
              (400 International Drive Rockefeller Corporation) (b)
              LOC Morgan Guaranty Trust Company                              09/01/05      3.50      4,100,000


--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,600,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project)
              LOC First National Bank of Chicago                             12/01/27      3.40%   $ 2,600,000      VMIG-1
    800,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series 1993B
              LOC ABN Amro Bank N.V.                                         12/01/27      3.35        800,000      VMIG-1
  2,005,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                              08/01/14      3.30      2,005,000        P1       A1+
  3,000,000   New Jersey EDA Gas Facilities RB (National Utility Investors NUI)
              AMBAC Insured                                                  06/01/26      3.55      3,000,000      VMIG-1     A1+
  3,300,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC Bank of America                                            08/01/17      3.85      3,300,000                 A1
  3,000,000   New Jersey EDA PCRB (Public Service Electric & Gas) - Series A
              MBIA Insured                                                   09/01/12      3.30      3,000,000      VMIG-1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B        02/01/19      3.40      2,000,000                 A1
  1,000,000   New Jersey EDA VRRB (Peddie School) - Series 1996              02/01/26      3.65      1,000,000                 A1
  1,000,000   New Jersey EDA Variable Rate Demand RB Sewage Facility
              LOC PNC Bank                                                   07/01/01      3.85      1,000,000        P1       A1
  2,600,000   New Jersey Sports & Exposition Authority SCB - Series C
              MBIA Insured                                                   09/01/24      3.30      2,600,000      VMIG-1     A1+
    300,000   New Jersey State Dock Facility (Bayonne/IMTT-Bayonne Project)
              LOC Rabobank Nederland                                         12/01/27      3.30        300,000      VMIG-1
  2,085,000   New Jersey State EDA (Block Drug Corporation) - Series A
              LOC Trust Co. Bank of Atlanta                                  06/01/09      3.60      2,085,000        P1
  1,650,000   New Jersey State EDA (Block Drug Corporation) - Series B
              LOC Trust Co. Bank of Atlanta                                  06/01/99      3.60      1,650,000        P1
  3,250,000   New Jersey State EDA (Campus 130 Association)
              LOC The Bank of New York                                       12/01/11      3.90      3,250,000        P1       A1
  1,000,000   New Jersey State EDA (Church & Dwight Corp.) - Series 1991
              LOC Bank of Nova Scotia                                        12/01/08      3.20      1,000,000        P1
  4,000,000   New Jersey State EDA (Crompton & Knowles)
              LOC ABN Amro Bank N.V.                                         07/01/97      3.55      4,000,000        P1       A1+
  2,600,000   New Jersey State EDA (Curtiss-Wright Flight Systems)
              LOC Bank of Nova Scotia                                        01/01/02      3.25      2,600,000                 A1+

--------------------------------------------------------------------------------
                         See Notes to Financial Statements

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996
================================================================================


                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,791,500   New Jersey State EDA (Hartz & Rex Associates)
              LOC Citibank                                                   01/01/12      3.63%   $ 1,791,500       Aa3
  2,725,000   New Jersey State EDA Industrial & Economic Development
              (FMC Corporation)
              LOC Wachovia Bank & Trust Co., N.A.                            06/01/22      3.60      2,725,000       P1        A2
  2,890,000   New Jersey State EDA STPCO II
              LOC Barclays Bank PLC                                          07/01/06      3.30      2,890,000                 A1+
  1,400,000   New Jersey State Turnpike Authority - Series A
              FGIC Insured                                                   01/01/18      3.40      1,400,000      VMIG-1     A1+
  6,000,000   Port Authority of New York & New Jersey
              Special Obligation RB (Versatile Structure)                    04/01/24      3.55      6,000,000      VMIG-1     A1+
  9,600,000   Port Authority of New York & New Jersey
              Versatile Structured Obligations - Series 1                    08/01/28      3.60      9,600,000      VMIG-1
  3,000,000   Port Authority of New York & New Jersey
              Versatile Structured Obligations - Series 2
              LOC Morgan Guaranty Trust Company                              05/01/19      3.50      3,000,000      VMIG-1     A1+
  2,000,000   Union County, NJ PCFA (Exxon Project) - Series 1994            07/01/33      3.50      2,000,000        P1       A1+
-----------                                                                                        -----------
 90,351,500   Total Other Variable Rate Demand Instruments                                          90,351,500
-----------                                                                                        -----------

Put Bonds (d) (3.89%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   NJ EDA Thermal Energy Facility, RB (b)                         12/12/96      3.60%   $ 1,500,000
  1,900,000   Puerto Rico Industrial Medical & Environmental Bond
              LOC Morgan Guaranty Trust Company                              12/01/96      3.80      1,900,000      VMIG-1
  2,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN Amro Bank N.V.                                         09/01/97      3.80      2,500,000      VMIG-1     A1+
-----------                                                                                        -----------
  5,900,000   Total Put Bonds                                                                        5,900,000
-----------                                                                                        -----------

Tax Exempt Commercial Paper (d) (8.89%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   New Jersey EDA Exempt Facilities RB (Keystone)
              LOC Union Bank of Switzerland                                  11/15/96      3.40%   $ 3,000,000                 A1+
  1,500,000   New Jersey EDA Exempt Facilities RB (Keystone)
              LOC Union Bank of Switzerland                                  12/04/96      3.45      1,500,000                 A1+
  5,000,000   New Jersey State EDA Exempt Facility (RB) Keystone Project
              LOC Union Bank of Switzerland                                  11/13/96      3.40      5,000,000                 A1+

--------------------------------------------------------------------------------
                         See Notes to Financial Statements

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Tax Exempt Commercial Paper (Continued)
---------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   New Jersey State EDA Exempt Facility RB
              (Chambers Cogeneration)
              LOC Swiss Bank Corp.                                           12/10/96     3.50%    $ 3,000,000      VMIG-1    A1+
  1,000,000   New Jersey State EDA Exempt Facility RB
              (Chambers Cogeneration) - Series 1992
              LOC Swiss Bank Corp.                                           12/12/96     3.40       1,000,000      VMIG-1    A1+
-----------                                                                                        -----------
 13,500,000   Total Tax Exempt Commercial Paper                                                     13,500,000
-----------                                                                                        -----------
              Total Investments (102.58%)(Cost $ 155,695,549 +)                                    155,695,549
              Liabilities in Excess of Cash and Other Assets (2.58%)                              (  3,908,572)
                                                                                                  ------------
              Net Assets (100.00%)                                                                $151,786,977
                                                                                                  ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 151,435,803 Shares Outstanding (Note 3)                              $      1.00
                                                                                                   ===========
              Class B Shares,     367,215 Shares Outstanding (Note 3)                              $      1.00
                                                                                                   ===========



              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.

KEY:

     BAN      =   Bond Anticipation Note                          RB       =    Revenue Bond
     EDA      =   Economic Development Authority                  SCB      =    State Contract Bond
     GO       =   General Obligation                              TAN      =    Tax Anticipation Note
     PCFA     =   Pollution Control Finance Authority             TRAN     =    Tax and Revenue Anticipation Note
     PCRB     =   Pollution Control Revenue Bond                  VRRB     =    Variable Rate Revenue Bond


--------------------------------------------------------------------------------
                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
================================================================================


INVESTMENT INCOME

Income:
    Interest....................................................  $   5,420,641
                                                                   ------------
Expenses: (Note 2)
    Investment management fee...................................        475,005
    Administration fee..........................................        331,405
    Shareholder servicing fee (Class A).........................        303,547
    Custodian fee...............................................         16,625
    Shareholder servicing and related shareholder expenses......         98,634
    Legal, compliance and filing fees...........................         24,025
    Audit and accounting........................................         57,228
    Directors' fees.............................................          6,431
    Other.......................................................          9,420
                                                                   ------------
      Total expenses............................................      1,322,320

      Less: Expenses paid indirectly (Note 2)...................  (       4,701)
      Less: Fees waived and expenses reimbursed (Note 2)........  (      94,933)
                                                                   ------------
      Net expenses..............................................      1,222,686
                                                                   ------------
Net investment income...........................................      4,197,955

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................  (      13,169)
                                                                   ------------
Increase in net assets from operations..........................  $   4,184,786
                                                                   ============

--------------------------------------------------------------------------------
                   See Notes to Financial Statements

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1996 AND 1995
================================================================================

                                                                          1996                    1995
                                                                     ---------------         ------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $     4,197,955         $  3,579,590
    Net realized gain (loss) on investments.......................   (        13,169)               1,012
                                                                      --------------          -----------
    Increase in net assets from operations........................         4,184,786            3,580,602
Dividends to shareholders from net investment income:
        Class A...................................................   (     4,019,301)*       (  3,579,590)*
        Class B...................................................   (       178,654)*              --
Capital share transactions (Note 3):
        Class A...................................................        21,305,371           24,197,289
        Class B...................................................           367,215                --
                                                                     ---------------          -----------
        Total increase (decrease).................................        21,659,417           24,198,301


Net assets:
    Beginning of year.............................................       130,127,560          105,929,259
                                                                     ---------------        -------------
    End of year...................................................    $  151,786,977         $130,127,560
                                                                     ===============        =============

*    Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:


     a) Valuation  of  Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P.(Manager), at the annual rate of .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses(exclusive of interest, taxes, brokerage, and extraordinary

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended October 31, 1996.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets. Prior to December 1, 1995, the administration fee was .20%.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended October 31, 1996 the Distributor voluntarily waived shareholder servicing fees of $94,933.

Included in the statement of operations under the captions "custodian fee" and "shareholder servicing and related shareholder expenses" are expense offsets of $4,701.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $54,326 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At October 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $151,803,018. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Class A                                    Class B
                                        -----------------------------------------               ----------------
                                              Year                     Year                     February 9, 1996
                                              Ended                    Ended               (Commencement of Offering)
                                        October 31, 1996         October 31, 1995              to October 31, 1996
                                        ----------------         ----------------              -------------------

Sold..................................     361,208,660               246,436,643                    31,823,128
Issued on reinvestment of dividends...       3,618,935                 2,746,946                         1,413
Redeemed..............................  (  343,522,224)          (   224,986,300)               (   31,457,326)
                                         -------------            --------------                 -------------
Net increase .........................      21,305,371                24,197,289                       367,215
                                         =============            ==============                 =============

4. Sales of Securities.

Accumulated undistributed net realized losses at October 31, 1996 amounted to $16,041. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 1999 through October 31, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 40% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


6. Selected Financial Information.
                                                             February 9, 1996
                                                     Year      (Commencement
                                                     Ended    of Offering) to                      Year Ended
                                                   October 31,   October 31,                         October 31,
                                                                                     -------------------------------------------
                                                      1996          1996           1995         1994         1993         1992
                                                    --------      ---------     ----------   ---------    ---------     ------
                                                     Class A       Class B        Class A      Class A      Class A      Class A
                                                 --------------    ----------     --------     --------     ---------    -------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                $  1.00       $  1.00         $  1.00      $  1.00      $  1.00     $  1.00
                                                    --------      --------        --------     --------     --------    --------
Net investment income...............                   0.027         0.020           0.030        0.020        0.020       0.030
Dividends from net investment income                (  0.027)     (  0.020)       (  0.030)    (  0.020)    (  0.020)   (  0.030)
                                                    --------      --------        --------     --------     --------    --------
Net asset value, end of period......                 $  1.00       $  1.00        $   1.00     $   1.00     $   1.00     $  1.00
                                                    ========      ========        ========     ========     ========    ========
Total Return........................                    2.69%         2.77%*          3.08%        2.03%        1.98%       3.01%

Ratios/Supplemental Data
Net assets, end of period (000).....                 $151,421      $   366        $ 130,128    $ 105,929      $78,347    $ 46,374
Ratios to average net assets:
   Expenses.........................                    0.78%+#       0.61%#*         0.72%+       0.66%+       0.61%+      0.42%+
   Net investment income............                    2.65%+        2.72%*          3.02%+       2.02%+       1.95%+      2.88%+

* Annualized

+ Net of management, administration and shareholder servicing fees waived equivalent to .06%, .18%, .26%, .35%, and .70%, of average net assets respectively, plus expense reimbursement equivalent to .00%, .00%, .00%, .00%, and .04% of average net assets, respectively.

# Includes expense offsets.


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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================

The Board of Directors and Shareholders
New Jersey Daily Municipal Income Fund, Inc.


We have audited the accompanying statement of net assets of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



                                              /s/ McGladrey & Pullen, LLP


 New York, New York
 December 6, 1996

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

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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

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
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NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.






                                  Annual Report
                                October 31, 1996



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